INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2023
Income Tax Disclosure [Abstract]
Domestic and Foreign Components of Income before Taxes
The domestic and foreign components of income before taxes are:

	Years Ended October 31,
	2023	2022	2021
	(in millions)
U.S. operations	$614	$858	$876
Non-U.S. operations	725	646	484
Total income before taxes	$1,339	$1,504	$1,360

Provision for income taxes
The provision for income taxes is comprised of:

	Years Ended October 31,
	2023	2022	2021
	(in millions)
U.S. federal taxes:
Current	$117	$173	$122
Deferred	(84)	(28)	(1)
Non-U.S. taxes:
Current	26	47	(3)
Deferred	38	35	14
State taxes, net of federal benefit:
Current	12	22	17
Deferred	(10)	1	1
Total provision for income taxes	$99	$250	$150

Tax rate reconciliation, U.S. federal statutory rate to effective tax rate from operations
The differences between the U.S. federal statutory income tax rate and our effective tax rate are:

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Profit before tax times statutory rate	$281	$316	$286
State income taxes, net of federal benefit	2	23	18
Non-U.S. income taxed at different rates	20	(18)	5
Change in unrecognized tax benefits	(35)	(6)	(84)
Foreign-derived intangible income deduction	(41)	(46)	(35)
Realized loss on divestiture of business	(104)	—	—
Excess tax benefits from stock-based compensation	(14)	(19)	(29)
Other, net	(10)	—	(11)
Provision (benefit) for income taxes	$99	$250	$150
Effective tax rate	7.4%	16.6%	11.0%

Significant components of deferred tax assets and deferred tax liabilities
The significant components of deferred tax assets and deferred tax liabilities included on the consolidated balance sheet are:

	Years Ended October 31,
	2023	2022
	(in millions)
Deferred Tax Assets
Intangibles	$102	$62
Employee benefits, other than retirement	36	45
Net operating loss, capital loss, and credit carryforwards	152	157
Share-based compensation	24	23
Capitalized R&D	41	—
Lease obligations	37	29
Other	58	58
Deferred tax assets	$450	$374
Tax valuation allowance	(112)	(115)
Deferred tax assets, net of valuation allowance	$338	$259

Deferred Tax Liabilities
Property, plant and equipment	$(26)	$(11)
Pension benefits and retiree medical benefits	(25)	(24)
Right-of-use asset	(37)	(29)
Other	(4)	(7)
Deferred tax liabilities	$(92)	$(71)
Net deferred tax assets (liabilities)	$246	$188
The breakdown between long-term deferred tax assets and deferred tax liabilities was as follows:

	October 31,
	2023	2022
	(in millions)
Long-term deferred tax assets (included within other assets)	$284	$246
Long-term deferred tax liabilities (included within other long-term liabilities)	(38)	(58)
Total	$246	$188

Current and Long Term Tax Assets and Liabilities [Table Text Block]
The breakdown between current and long-term income tax assets and liabilities, excluding deferred tax assets and liabilities, was as follows:

	October 31,
	2023	2022
	(in millions)
Current income tax assets (included within other current assets)	$100	$87
Long-term income tax assets (included within other assets)	3	11
Current income tax liabilities (included within other accrued liabilities)	(73)	(51)
Long-term income tax liabilities (included within other long-term liabilities)	(162)	(216)
Total	$(132)	$(169)

Aggregate Changes in Gross Unrecognized Tax Benefits
The aggregate changes in the balances of our gross unrecognized tax benefits including all federal, state and foreign tax jurisdictions are as follows:

	2023	2022	2021
	(in millions)
Balance, beginning of year	$123	$133	$195
Additions for tax positions related to the current year	5	5	6
Additions for tax positions from prior years	3	—	4
Reductions for tax positions from prior years	(27)	(9)	—
Settlements with taxing authorities	—	—	(30)
Statute of limitations expirations	(6)	(6)	(42)
Balance, end of year	$98	$123	$133